Equity (Narrative) (Details) - USD ($)				12 Months Ended
	Nov. 08, 2023	Feb. 03, 2023	Jul. 15, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Share capital [Line items]
Purchase of treasury shares					$ 31,239,000	$ 36,265,000	$ 11,841,000
Treasury Stock Purchased, Shares					3,073,588	2,743,722	960,454
Percentage of number of shares repurchase	10.00%
Maximum shares can buyback	5,611,797
Maximum value of stocks that can be repurchased under company's authority from BOD on standalone basis				$ 50,000,000
Number of share options granted in share-based payment arrangement					1,175,131
Non Executive Directors [Member] | Share Capital [Member].
Disclosure Of Share capital [Line items]
Number of shares issued during the period					99,590	75,636	64,269
Non Executive Directors [Member] | Share Premium [Member]
Disclosure Of Share capital [Line items]
Share premium, common shares issued to Non-Executive Directors					$ 1,133,000	$ 1,040,000	$ 861,000
Former Chief Executive Officer [Member]
Disclosure Of Share capital [Line items]
Number of shares issued during the period			52,058			104,439
Share Premium, Common Shares Issued To Former Chief Executive Officer			$ 800,000			$ 800,000
Chief executive officer
Disclosure Of Share capital [Line items]
Number of shares issued during the period		350,938
Share Premium, Common Shares Issued To Former Chief Executive Officer		$ 4,799,000
LTIP for executives
Disclosure Of Share capital [Line items]
Number of shares issued during the period		246,110
Share premium, common shares issued to key management		$ 1,505,000
Number of share options granted in share-based payment arrangement					268,129
Other equity incentive plans
Disclosure Of Share capital [Line items]
Number of shares issued during the period					82,472
Other equity incentive plans | Former Chief Executive Officer [Member]
Disclosure Of Share capital [Line items]
Share Premium, Common Shares Issued To Former Chief Executive Officer					$ 281,000